TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Financing Leaseback) (Details) - Kibbutz Sdot-Yam [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
2018	$ 664
2019	703
2020	745
2021	790
2022	6,742
Total long-term loans	$ 9,644